OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total	$ 129.2	$ 121.5
Current liabilities	128.5	121.5
Non-current liabilities	0.7	0.0
Personnel payables
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total	36.7	42.1
Other service related vendors
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total	20.2	15.6
Payables for capital expenditure
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total	15.9	13.6
Concession fee payables
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total	13.7	15.1
Sales tax and other tax liabilities
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total	9.6	11.2
Legal fees
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total	8.3	2.3
Accrued Liabilities
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total	5.0	3.4
Insurances
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total	5.0	4.3
Payables to NCI's
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total	0.9	0.9
Deferred lease expenses
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total	0.0	3.2
Other payables
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total	$ 13.9	$ 9.8